DECHERT PRICE & RHOADS
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006


                                  June 7, 2000


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

   Re:    Re: Marsico Investment Fund
          File Nos. 333-36975  and 811-8397

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Marsico Investment Fund, a registered management investment company (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust's four investment series that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 5 which was filed with the Commission on May 31, 2000 and which became effective on June 7, 2000. The text of Post-Effective Amendment No. 5 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3371 if you have any questions or comments concerning this filing.

                                                     Very truly yours,

                                                     /s/ Cynthia D. Baughman
                                                     -----------------------
                                                     Cynthia D. Baughman